Income statement analysis (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Summary of finance income and finance costs

			$ million
	2017	2016	2015
Interest and other income
Interest income	288	183	226
Other income	369	323	385
	657	506	611
Currency exchange losses charged to the income statement[a]	83	698	8
Expenditure on research and development	391	400	418
Finance costs
Interest payable	1,718	1,221	1,065
Capitalized at 2.25% (2016 1.81% and 2015 1.75%)[b]	(297)	(244)	(179)
Unwinding of discount on provisions and other payables	653	698	461
	2,074	1,675	1,347

[a]	Excludes exchange gains and losses arising on financial instruments measured at fair value through profit or loss.

[b]	Tax relief on capitalized interest is approximately $64 million (2016 $56 million and 2015 $42 million).